MATTHEWS INTERNATIONAL FUNDS

dba MATTHEWS ASIA FUNDS

Supplement dated August 29, 2024

to the Prospectus for the Matthews Asian Growth and Income Fund and the Matthews Asia Dividend Fund (together, the “Funds”) dated April 29, 2024, as supplemented

For all existing and prospective shareholders of the Matthews Asian Growth and Income Fund – Investor Class (MACSX) and Institutional Class (MICSX), and the Matthews Asia Dividend Fund – Investor Class (MAPIX) and Institutional Class (MIPIX):

Effective August 30, 2024, Robert J. Horrocks, PhD, will cease to be a portfolio manager of the Funds. Therefore, as of the same date, all references to Robert J. Horrocks, PhD, in the Prospectus are removed in their entirety.

Matthews Asian Growth and Income Fund

Kenneth Lowe, CFA, will continue to act as Lead Manager of the Matthews Asian Growth and Income Fund, and Siddharth Bhargava and Elli Lee will continue to act as Co-Managers of the Fund.

Matthews Asia Dividend Fund

Kenneth Lowe, CFA, will continue to act as Lead Manager of the Matthews Asia Dividend Fund, and Siddharth Bhargava, Elli Lee, and Winnie Chwang will continue to act as Co-Managers of the Fund. In addition, effective August 30, 2024, Donghoon Han will act as Co-Manager of the Fund.

Therefore, effective August 30, 2024, the disclosure under the heading “Matthews Asia Dividend Fund – Portfolio Managers” in the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Kenneth Lowe, CFA, has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2022.

Co-Manager: Siddharth Bhargava has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2022.

Co-Manager: Elli Lee has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2022.

Co-Manager: Winnie Chwang has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2023.

Co-Manager: Donghoon Han has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2024.

The Portfolio Managers are primarily responsible for the Fund’s day-to-day investment management decisions. The Lead Manager is supported by and consults with the Co-Managers.

Effective August 30, 2024, the disclosure relating to Donghoon Han in the table under “Management of the Funds – Portfolio Managers” in the Prospectus is removed in its entirety and replaced with the following:

DONGHOON HAN
Donghoon Han is a Portfolio Manager at Matthews and manages the firm’s Japan Strategy and co-manages the firm’s Asia Dividend Strategy. Prior to joining the firm in 2020, Donghoon was Vice President and portfolio manager at Goldman Sachs Asset Management in Tokyo, responsible for investments in technology, automotive and transportation sectors in Japan. From 2014 to 2016, he worked as a Senior Associate at Citadel Global Equities covering technology and industrial sectors in Japan. From 2010 to 2014, he also worked as a Senior Associate at Dodge & Cox covering global technology sector with a focus on semiconductors and electronic components. Donghoon is fluent in Japanese and Korean. He received his B.A. in International Liberal Arts from Waseda University in Tokyo. Donghoon is a Chartered Member of the Securities Analysts Association of Japan. Donghoon has been a Portfolio Manager of the Matthews Japan Fund since 2023, of the Matthews Japan Active ETF since its inception in 2023, and of the Matthews Asia Dividend Fund and Matthews Asia Dividend Active ETF since 2024.	Lead Manager Matthews Japan Fund Matthews Japan Active ETF Co-Manager Matthews Asia Dividend Fund Matthews Asia Dividend Active ETF

Please retain this Supplement for future reference.

ST082

MATTHEWS INTERNATIONAL FUNDS

dba MATTHEWS ASIA FUNDS

Supplement dated August 29, 2024

to the Statement of Additional Information (the “SAI”)

dated April 29, 2024, as supplemented

For all existing and prospective shareholders of the Matthews Asian Growth and Income Fund and the Matthews Asia Dividend Fund (together, the “Funds”):

Effective August 30, 2024, Robert J. Horrocks, PhD, will cease to be a portfolio manager of the Funds. Therefore, as of the same date, all references to Robert J. Horrocks, PhD, in the SAI are removed in their entirety.

Matthews Asian Growth and Income Fund

Kenneth Lowe, CFA, will continue to act as Lead Manager of the Matthews Asian Growth and Income Fund, and Siddharth Bhargava and Elli Lee will continue to act as Co-Managers of the Fund.

Matthews Asia Dividend Fund

Kenneth Lowe, CFA, will continue to act as Lead Manager of the Matthews Asia Dividend Fund, and Siddharth Bhargava, Elli Lee, and Winnie Chwang will continue to act as Co-Managers of the Fund. In addition, effective August 30, 2024, Donghoon Han will act as Co-Manager of the Fund.

Effective August 30, 2024, the disclosure relating to Donghoon Han in the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 53 of the SAI is hereby removed and replaced with the following:

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Donghoon Han[1] Lead Manager of the Matthews Japan Fund and Matthews Japan Active ETF Co-Manager of the Matthews Asia Dividend Fund and Matthews Asia Dividend Active ETF	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 2 0	$0 165,594,811 0	0 0 0	0 0 0

[1]	Information provided as of August 22, 2024.

Effective August 30, 2024, the disclosure relating to Donghoon Han in the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 58 of the SAI is hereby removed and replaced with the following:

Name of Portfolio Manager	Dollar Range of Equity Securities in Each Fund

Han, Donghoon†	Matthews Japan Fund	$10,001-$50,000

†	Information provided as of August 19, 2024.

Please retain this Supplement for future reference.

ST085